Financial income (expense), net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Financial income (expense), net
Interest income	$ 163	$ 297	$ 335	$ 496
Interest expense:
Interest expense	(5,710)	(6,361)	(11,594)	(12,609)
Commitment fees	(34)	(148)	(69)	(260)
Amortization of debt issuance cost and fair value of debt assumed	(578)	(639)	(1,170)	(1,115)
Total interest expense	(6,322)	(7,148)	(12,833)	(13,984)
Gain (loss) on debt extinguishment	0	0	0	1,030
Other items, net:
Foreign exchange gain (loss)	166	(36)	214	(55)
Bank charges, fees and other	(41)	(85)	(127)	(138)
Withholding tax on interest expense and other	(612)	(638)	(1,221)	(1,613)
Total other items, net	(487)	(759)	(1,134)	(1,806)
Total financial income (expense), net	(6,646)	$ (7,610)	(13,632)	$ (14,264)
Debt Instrument, Financial Covenants	$ 385,000		$ 385,000